Submission	Feb. 07, 2025
Submission [Line Items]
Central Index Key	0001597553
Registrant Name	Sage Therapeutics, Inc.
Registration File Number	333-282162
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES